Equity (Schedule of Share-based Payments to Employees, Non-marketable Options, Number of Options Vested) (Details) $ in Millions		Dec. 31, 2025 USD ($) ₪ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) ₪ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) ₪ / shares	Dec. 31, 2023 USD ($) $ / shares
Equity [abstract]
Number of options exercisable (In Millions)	[1]	14	14	8	8	7	7
Weighted average exercise price | (per share)	[1]	₪ 28.23	$ 8.85	₪ 30.36	$ 8.33	₪ 22.57	$ 6.22

[1]	The share price as of December 31, 2025, is NIS 18.30 (approximately $5.74).